Award Timing Disclosure	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation and Human Capital Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Compensation and Human Capital Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
Award Timing Method	Although we have not adopted a formal policy regarding the timing of equity award grants, including stock option grants, the Compensation and Human Capital Committee generally approves equity award grants during a regularly scheduled meeting in the first quarter of the fiscal year. The Compensation and Human Capital Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
Award Timing Predetermined		false
Award Timing MNPI Considered		true
Award Timing, How MNPI Considered	The Compensation and Human Capital Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value		false